Risk management policies - Summary of currency risk (Details) - Currency risk - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
US dollar
Disclosure of risk management strategy related to hedge accounting [line items]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	£ 0.7	£ 159.1
Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	£ 17.4	£ 167.2